RIGHT-OF-USE LEASED ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure for right-of-use assets [Table Text Block]
	Note	Office premises	Plant	Vehicles	Total right-of-use assets

Right-of-use assets recognized on adoption of IFRS 16 on January 1, 2019	3(q)	$1,091	$656	$88	$1,835
Additions		8	-	-	8
Adjustments			(22)		(22)
Transfers to mineral property, plant and equipment				(43)	(43)
Depreciation		(181)	(215)	(45)	$(441)
Balance December 31, 2019		$918	$419	$-	$1,337